July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Intermediate Government Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares U.S. Intermediate Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.1%
Fannie Mae
0.88%, 12/18/26 - 08/05/30	$7,019	$ 6,153,527
6.25%, 05/15/29	4,441	4,794,999
7.13%, 01/15/30	8,302	9,352,320
7.25%, 05/15/30	17,063	19,463,090
6.63%, 11/15/30	96	107,586
Federal Farm Credit Banks Funding Corp.
4.75%, 09/01/26	1,000	1,005,821
4.00%, 04/01/30	500	499,693
Federal Home Loan Bank, 4.00%, 06/09/28	500	501,146
Federal Home Loan Banks, 2.13%, 09/14/29	5,000	4,642,848
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	2,323	2,631,221
6.25%, 07/15/32	15,000	16,856,509
Private Export Funding Corp., Series RR, 4.30%, 12/15/28	5,000	5,010,966
Tennessee Valley Authority(a)
1.50%, 09/15/31	130	110,902
4.38%, 08/01/34	3,000	2,955,461
		74,086,089
Total U.S. Government Sponsored Agency Securities — 1.1% (Cost: $78,075,645)		74,086,089
U.S. Treasury Obligations
U.S. Treasury Bonds
6.75%, 08/15/26	6,225	6,384,516
6.63%, 02/15/27	2,903	3,014,811
6.38%, 08/15/27	4,000	4,184,688
5.25%, 11/15/28 - 02/15/29(a)	11,621	12,103,218
6.13%, 08/15/29	6,225	6,721,055
6.25%, 05/15/30	1,700	1,866,281
5.38%, 02/15/31	4,979	5,303,413
U.S. Treasury Notes
4.38%, 07/31/26 - 05/15/34	384,059	387,697,943
1.50%, 08/15/26 - 02/15/30	108,550	101,490,123
0.75%, 08/31/26 - 01/31/28	99,999	94,933,523
1.38%, 08/31/26 - 11/15/31	149,150	133,048,972
3.75%, 08/31/26 - 08/31/31	411,380	408,832,333
4.63%, 09/15/26 - 02/15/35	329,374	335,840,996
0.88%, 09/30/26 - 11/15/30	79,549	69,693,737
1.63%, 09/30/26 - 05/15/31	130,770	119,867,158
3.50%, 09/30/26 - 02/15/33	258,727	253,327,183
1.13%, 10/31/26 - 02/15/31	180,946	166,048,593
4.13%, 10/31/26 - 11/15/32	709,467	711,556,236
2.00%, 11/15/26	23,954	23,325,208
1.25%, 11/30/26 - 08/15/31	334,238	307,093,093
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.25%, 11/30/26 - 05/15/35	$581,235	$ 583,339,430
4.00%, 01/15/27 - 02/15/34	639,606	638,321,298
1.88%, 02/28/27 - 02/15/32	133,559	121,597,953
0.63%, 03/31/27 - 08/15/30	204,015	180,203,792
2.50%, 03/31/27	32,983	32,192,021
3.88%, 03/31/27 - 08/15/34(a)	700,179	695,048,371
4.50%, 04/15/27 - 11/15/33	237,678	241,334,406
0.50%, 04/30/27 - 10/31/27	132,700	124,147,734
2.75%, 04/30/27 - 08/15/32	214,595	205,024,363
2.38%, 05/15/27 - 05/15/29	80,381	77,006,965
2.63%, 05/31/27 - 07/31/29	91,135	87,748,587
3.25%, 06/30/27 - 06/30/29	29,500	28,833,164
0.38%, 07/31/27 - 09/30/27	63,201	58,736,060
2.25%, 08/15/27 - 11/15/27	60,135	58,042,227
3.13%, 08/31/27 - 08/31/29	68,684	67,172,844
3.38%, 09/15/27 - 05/15/33	89,087	85,474,312
3.63%, 03/31/28 - 09/30/31	162,662	160,646,434
2.88%, 05/15/28 - 05/15/32	187,403	179,021,150
1.00%, 07/31/28	39,442	36,253,112
4.88%, 10/31/28 - 10/31/30	63,500	65,593,149
1.75%, 01/31/29 - 11/15/29	36,000	33,411,094
Total U.S. Treasury Obligations — 98.0% (Cost: $7,026,337,986)		6,911,481,546
Total Long-Term Investments — 99.1% (Cost: $7,104,413,631)		6,985,567,635

	Shares
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(b)(c)(d)	68,462,339	68,489,724
Total Short-Term Securities — 1.0% (Cost: $68,488,935)		68,489,724
Total Investments — 100.1% (Cost: $7,172,902,566)		7,054,057,359
Liabilities in Excess of Other Assets — (0.1)%		(3,561,510)
Net Assets — 100.0%		$ 7,050,495,849

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Intermediate Government Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 344,392,526	$ —	$ (275,755,523)(a)	$ (100,774)	$ (46,505)	$ 68,489,724	68,462,339	$ 414,161 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$ —	$ 74,086,089	$ —	$ 74,086,089
U.S. Treasury Obligations	—	6,911,481,546	—	6,911,481,546
Short-Term Securities
Money Market Funds	68,489,724	—	—	68,489,724
	$68,489,724	$6,985,567,635	$—	$7,054,057,359
Schedule of Investments